Product Sales Revenues	12 Months Ended
Dec. 31, 2012
Product Sales Revenues [Abstract]
Product Sales Revenues
Product Sales Revenues
The amounts reported as product sales revenues on our consolidated statements of income include revenues from the physical sale of petroleum products and from mark-to-market adjustments from NYMEX contracts. We use NYMEX contracts to hedge against changes in the price of petroleum products we expect to sell from our business activities where we acquire or produce petroleum products. Some of these NYMEX contracts qualify for hedge accounting treatment and we designate and account for these as either cash flow or fair value hedges. The effective portion of the fair value changes in contracts designated as cash flow hedges are recognized as adjustments to product sales when the hedged product is physically sold. Ineffectiveness in the contracts designated as cash flow hedges is recognized as an adjustment to product sales in the period the ineffectiveness occurs. We account for NYMEX contracts that do not qualify for hedge accounting treatment as economic hedges, with the period changes in fair value recognized as product sales, except for those agreements that economically hedge the inventories associated with our pipeline system overages (the period changes in the fair value of these agreements are charged to operating expense). See Note 12 - Derivative Financial Instruments for further disclosures regarding our NYMEX contracts.

For the years ended December 31, 2010, 2011 and 2012, product sales revenues included the following (in thousands):

	Year Ended December 31,
	2010	2011	2012
Physical sale of petroleum products	$784,839	$870,007	$833,581
NYMEX contract adjustments:
Change in value of NYMEX contracts that did not qualify for hedge accounting treatment and the effective portion of gains and losses of matured NYMEX contracts that qualified for hedge accounting treatment associated with our petroleum products blending and fractionation activities(1)	(10,751)	(4,330)	(30,270)
Change in value of NYMEX contracts that did not qualify for hedge accounting treatment associated with the Houston-to-El Paso pipeline section linefill working inventory(1)	(11,212)	(11,149)	(3,940)
Other	214	—	11
Total NYMEX contract adjustments	(21,749)	(15,479)	(34,199)
Total product sales revenues	$763,090	$854,528	$799,382

 (1) The associated petroleum products for these activities are, to the extent still owned as of the statement date, or were, to the extent no longer owned as of the statement date, classified as inventory in current assets on our consolidated balance sheets.